Income Taxes - Reconciled Tax at Statutory Rates (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Income tax expense computed at the statutory tax rates		$ (38.7)	$ (48.9)	$ (24.6)
US state income taxes, net of the federal benefit		(5.7)	(3.1)	(4.3)
Asbestos - effect of foreign exchange		20.9	14.9	(1.8)
Expenses not deductible		(7.4)	(4.9)	(4.7)
US manufacturing deduction		0.0	0.0	2.5
Foreign taxes on domestic income		(43.5)	(34.5)	(34.2)
Amortization of intangibles		0.0	0.0	12.4
Taxes on foreign income		2.7	4.5	(3.0)
Net deferred tax liability revaluation		(1.8)	0.2	27.7
US net operating loss carryback		25.5	0.0	0.0
Other items		1.5	0.0	1.8
Total income tax expense	$ 25.5	$ (46.5)	$ (71.8)	$ (28.2)
Effective tax rate (as percent)		16.10%	23.90%	16.20%